Advances for vessels under construction and acquisition of vessels (Tables)	12 Months Ended
Dec. 31, 2018
Advances for vessels under construction and acquisition of vessels [Abstract]
Advances for vessels under construction and acquisition of vessels
	December 31, 2017	December 31, 2018

Pre-delivery yard installments	$30,402	$8,700
Fair value of the share consideration for OCC Vessels	-	42,962
Bareboat capital leases – upfront hire	10,460	-
Capitalized interest	4,753	1,307
Other capitalized costs	2,959	2,034
Advances for secondhand vessels	-	4,897
Total	$48,574	$59,900